Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Anti dilutive shares excluded			15,525,000
Stock Options [Member]
Anti dilutive shares excluded			12,450,000
Warrant [Member]
Anti dilutive shares excluded	22,991,679	22,991,679	875,000
Series C Convertible Preferred Stock [Member]
Anti dilutive shares excluded			2,200,000